Summary of significant accounting policies - Reconciliation of cash, cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 337,813	$ 490,592
Restricted cash included in restricted cash and short-term investments	500	0
Total cash, cash equivalents and restricted cash reported in the consolidated statements of cash flows	$ 338,313	$ 490,592	$ 625,781	$ 581,150
Restricted Cash, Statement of Financial Position [Extensible Enumeration]	Restricted cash and short-term investments